Trade receivables, net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade receivables, net
Trade receivables	$ 9,952	$ 13,370
Allowance for doubtful accounts	(811)	(660)
Trade receivables, net	$ 9,141	$ 12,710